Schedule of Future Minimum Lease Payments (Details)	Sep. 30, 2023 USD ($)
Leases
2024	$ 93,614
2025	95,487
2026	48,216
Total undiscounted lease payments	237,317
Less: imputed interest	(33,406)
Total lease liabilities	$ 203,911